As filed with the Securities and Exchange Commission on September 30, 2026

1933 Act Registration No. 333-283221

1940 Act Registration No. 811-24023

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 134	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 138	☒

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

(203) 654-7008

(Registrant’s Exact Name, Address and Telephone Number)

Robert Rokose

Chief Financial Officer

REX Advisers, LLC

1241 Post Road

Fairfield, Connecticut 06824

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On October 30, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 13, as it relates to the REX APAC Equity Premium Income ETF, REX Quantum Equity Premium Income ETF, REX Fintech Equity Premium Income ETF, and REX Defense Equity Premium Income ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Registrant, until October 30, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 13, filed on October 9, 2025 are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Miami, and State of Florida, on the 30th day of September, 2026.

REX ETF Trust

By:	/s/ Gregory D. King
Gregory D. King, President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Gregory D. King	President, Chief Executive Officer and Trustee		September 30, 2026
Gregory D. King

/s/ Robert Rokose	Treasurer, Chief Financial Officer and Chief Accounting Officer		September 30, 2026
Robert Rokose

)
Richard Shorten*	Trustee	)
)
Huaxing (Jason) Lu*	Trustee	)	By:	/s/ Gregory Collett
		)		Gregory Collett
Stanley Kiang*	Trustee	)		Attorney-In-Fact
		)		September 30, 2026

* An original powers of attorney authorizing Gregory Collett and Robert Rokose to execute the Registrant’s Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.